Investments in Equity Accounted Investees - Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture (Detail) - Chery Jaguar Land Rover Automotive Co. Limited [member]
₨ in Millions, $ in Millions
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of joint ventures [line items]
Net assets of the joint venture	$ 851.4	₨ 64,529.8	₨ 64,340.1
Proportion of the Company's interest in joint venture	425.7	32,264.9	32,170.1
Other consolidation adjustments	(6.2)	(468.2)	(493.3)
Carrying amount of the Company's interest in joint venture	$ 419.5	₨ 31,796.7	₨ 31,676.8